Unaudited Interim Financial Statements	9 Months Ended
Sep. 30, 2016
General/ Unaudited Interim Financial Statements [Abstract]
UNAUDITED INTERIM FINANCIAL STATEMENTS
NOTE 2:-	UNAUDITED INTERIM FINANCIAL STATEMENTS

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. The Company believes that the disclosures are adequate to make the information presented not misleading. These unaudited consolidated interim financial statements should be read in conjunction with the 2015 annual financial statements and the notes thereto.

Operating results for the nine month period ended September 30, 2016, are not necessarily indicative of the results that may be expected for the year ended December 31, 2016.